Stock Option Plans and Warrants to Purchase Common Stock (Details) - Equity Incentive Plan [Member] - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of equity incentive plan
Shares available for grant at plan approval	3,000,000
Options granted	(477,000)
Shares available for grant at end of year	2,523,000	3,000,000